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                      Supplement Dated November 13, 2007
                                      To
                    Prospectuses Dated May 1, 2007 or Later

This supplement is intended for distribution with prospectuses dated May 1, 2007 or later for variable life insurance contracts issued by John Hancock Life Insurance Company, John Hancock Variable Life Insurance Company, John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York, as applicable. The affected prospectuses bear the titles:

Medallion Executive Variable Life        Medallion Variable Universal Life Plus

Medallion Executive Variable Life II     Medallion Variable Universal Life Edge

Medallion Executive Variable Life III    Medallion Variable Universal
                                         Life Edge II

Majestic Variable Universal Life         Variable Master Plan Plus

Majestic Variable Universal Life 98      Majestic Variable COLI

Variable Estate Protection               Accumulation VUL

Majestic Variable Estate Protection      Protection VUL

Majestic Variable Estate Protection 98   Survivorship Variable
                                         Universal Life

Variable Estate Protection Edge          Majestic Performance VUL

Variable Estate Protection Plus          Corporate VUL

Majestic Performance Survivorship
Variable Universal Life

Performance Survivorship
Variable Universal Life

Performance Executive Variable Life


Changes to Variable Investment Options

   Effective November 9, 2007, the Special Value portfolio merged into the Small Cap Value portfolio. As a result, you will not be able to allocate your Policy Value or any Premium Payments to the variable investment option corresponding to the underlying Special Value portfolio after November 9, 2007. You should disregard any reference in the product prospectuses to the Special Value portfolio.

If you need additional information, please contact your representative or contact our Service Office at the address or telephone number on the back page of your product prospectus.

You should read this supplement together with the prospectus for the contract you purchase, and retain both for future reference.

VLI ProdSupp 11/07